Putnam
New
Opportunities
Fund

SEMIANNUAL REPORT

December 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* According to Lipper Analytical Services, Putnam New Opportunities Fund's class A share total return ranked 3 out of 255 growth funds for the five-year period ended December 31, 1996, placing the fund in the top 2% in this category.*


CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

21 Financial statements

* Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For periods ended 12/31/96, class A, class B, and class M shares ranked 615, 630, and 627, respectively, out of 672 funds for 1-year performance; class B shares ranked 100 out of 430 funds for 3-year performance. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

The first half of Putnam New Opportunities Fund's fiscal 1997 was a period that certainly tested the mettle of growth-stock investors. During the six months ended December 31, 1996, the stock market turned its back on the high-growth industries that had previously fueled its record-breaking advance. Thus, the stocks in which your fund typically invests languished as investors grew increasingly wary of the market's capacity for continued advance and began opting for stocks of large, established companies in the belief that they would best weather any market volatility.

Fund Manager Daniel Miller views this environment as inevitable -- and temporary. He has already been able to take advantage of stock valuations that he believes had dropped to attractive levels, and expects to see opportunities for other bargain-priced portfolio acquisitions. Meanwhile, Carol McMullen, the chief investment officer of Putnam's Core Growth Equity Group, joined your fund's management team in late 1996 to focus on growth opportunities among large-company stocks. Carol has been with Putnam since 1995; she was previously senior vice president and senior portfolio manager of Baring Asset Management.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

February 19, 1997



Report from the Fund Managers
Daniel L. Miller, lead manager
Carol C. McMullen

"Be sure to put your feet in the right place, then stand firm against a hostile wind." While Abraham Lincoln was not known for his money management expertise, his words offer useful advice to individual investors and portfolio managers alike. Lincoln's words not only summarize the discipline needed to pursue long-term growth successfully, but provide an appropriate description of the stock market environment that persisted through Putnam New Opportunities Fund's semiannual fiscal period ended December 31, 1996.

Since its inception, the fund has had its feet firmly planted in what we consider to be the right place and its performance has mostly confirmed our judgment. With this in mind, the fund stood its ground when the equity market's winds changed direction during the period. Amid a market driven by the strength of large corporations such as those listed among the Standard & Poor's 500(registered trademark), your fund maintained its long-term focus on companies with above-average growth potential within fast-growing and emerging industries. As a result, we continued to invest much of the portfolio in midsize companies, which are more likely to exhibit the growth and quality characteristics your fund's strategy calls for.

Unfortunately, over the period, the performance of midsize companies clearly lagged that of larger capitalization stocks. Indeed, while the S&P 500 Index gained 11.68% during the period -- propelled largely by the stellar performance of technology giants IBM, Intel, Microsoft, and General Electric -- the midcap-oriented Russell 2000 Index returned only 5.56%. Performance information for the fund appears on pages 9 and 10.

* MORE EFFICIENT PORTFOLIO MANAGEMENT AS FUND GROWS

Your fund is designed to pursue long-term growth, and therefore we are not apt to change its investment style as a result of short-term market turbulence. As we mentioned above, our management approach typically leads us toward midsize companies -- those valued between $1 billion and $5 billion -- that possess high-quality management and offer outstanding growth potential. At the same time, however, your fund's increasing size and the market's interest in larger capitalization stocks has spurred us to invest a larger portion of its assets in companies whose capitalization is greater than $5 billion. For this segment of the portfolio, which should enable us to enhance the fund's capital appreciation potential, we maintain the same stringent growth and quality requirements that govern all of the fund's investments.

As part of our added emphasis on larger companies, which now make up roughly 25% of the portfolio, this portion of the fund is now overseen by Putnam's Core Growth Equity Group. This group specializes in the research and analysis of the large-capitalization segment of the equity market. Placing this segment of the fund's portfolio in the hands of specialists strengthens the fund's management team by enabling each team member to focus on his or her area of expertise.

* TELECOMMUNICATIONS HOLDINGS DEMONSTRATE BOTH STRENGTH AND WEAKNESS

The telecommunications deregulation act passed in February 1996 continued to impact a significant portion of the fund's holdings during the period. Within the personal communications sector, the act allows competitive local exchange carriers (CLECs) to enter local markets on a much wider basis. CLECs are smaller telephone companies that compete with the larger providers, such as the Bell operating companies, in local markets. Your fund has derived substantial benefits from several holdings in this industry segment. For example, MFS Communications (which was recently acquired by WorldCom) was one of the portfolio's strongest performers during the period. After successfully constructing the fiber-optic networks required to attract corporate customers, MFS is now starting to enjoy considerable success in competing with larger telephone service providers. While this security and others discussed in this report were viewed favorably during the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer software         11.2%

Business services          7.1%

Networking equipment       5.7%

Health care services       5.6%

Pharmaceuticals and
biotechnology              5.6%

Footnote reads:
* Based on net assets as of 12/31/96. Allocations and industry sectors will vary over time.



Less profitable during the period were several of the fund's media/ entertainment holdings. While the passage of the telecommunications act loosens restrictions on the radio and television industries and allows ownership of multiple stations in one market, investors became concerned early in the period that the still-evolving law will ultimately be less permissive than was widely expected upon passage. Consequently, several of the fund's larger media holdings that had prospered in the first few months after the legislation was passed began to decline in value. Among these were SFX Broadcasting and Clear Channel Communications. We believe that the final limitations on this industry -- which will still be less restrictive than in the past -- will allow for substantial growth and that investors' current concerns will eventually dissipate. In addition, a significant number of stocks in this sector have now declined to the point at which they represent outstanding opportunities. Therefore, we remain optimistic about the sector's prospects.

* TECHNOLOGY SECTOR CONTINUES TO THRIVE

With a significant portfolio weighting in technology-related stocks, the fund was able to benefit from some of this sector's sturdy performance over the past six months. Holdings in the networking and computer services segments of the industry helped boost the fund's returns somewhat, as did the fund's allocation to the semiconductor market.


[GRAPHIC CHART OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS*

HFS, Inc.
Hotels, motels, and real estate franchises

Cisco Systems, Inc.
Networking products

Computer Associates International, Inc.
Computer software

Healthsouth Rehabilitation Corp.
Physical therapy and rehabilitation

EMC Corp.
Computers and memory devices

Parametric Technology Corp.
Computer software

Boston Scientific Corp.
Medical products

Microsoft Corp.
Computer software

HBO & Co.
Medical information systems

Cascade Communications Corp.
Telecommunication equipment

* These holdings represent 14.2% of the fund's net assets as of 12/31/96. Portfolio holdings will vary over time.


As computer networking becomes increasingly popular, individual and corporate consumers continue their active search for innovative technologies and other connectivity tools in order to create networks and to simplify Internet access. It stands to reason, then, that companies providing such services and products have generally prospered in recent months. For your fund, profitable producers of networking and connectivity tools included Ascend Communications, Cascade Communications, and Cisco Systems, producers of networking and Internet-related products.

When investing in semiconductors, we typically select those securities with the greatest growth potential. During the period, these were companies whose products are essential to multimedia applications -- that is, those used to incorporate non-computerized voices and images into communications and computer-based applications. Here the portfolio's holdings included Analog Devices, Linear Technologies, and Maxim Integrated Products, three solid performers whose returns benefited the fund.

* GROWTH-ORIENTED MIDCAPS MAY PROSPER AS ECONOMIC GROWTH SLOWS

As we move into 1997, we are optimistic about the fund's prospects for long-term growth. The economy shows few signs of deviating from its course of slow but steady growth, benign inflation, and low interest rates. Corporate earnings remain healthy, although we suspect that the productivity-driven earnings of larger companies may begin to decline in 1997. If this occurs, growth-oriented investors may turn their attention -- and, more importantly, their investment dollars -- toward somewhat smaller companies with more attractive internal growth potential. These smaller companies represent the bulk of your fund's holdings, and their success may bode well for your fund -- especially in the longer term. Bear in mind, however, that there can be no assurances that these events will take place. Regardless of the way events unfold, we will continue to target companies of all sizes with high-quality management and superior prospects for long-term growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/96, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small- to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 12/31/96

                                 Class A         Class B       Class M
(inception date)                (8/31/90)       (3/1/93)      (12/1/94)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                    -4.72% -10.19%  -5.05%  -9.76%  -4.95%  -8.28%
------------------------------------------------------------------------------
1 year                      10.86    4.49   10.06    5.06   10.31    6.46
------------------------------------------------------------------------------
5 years                    179.22  163.09      --      --      --      --
Annual average              22.80   21.34      --      --      --      --
------------------------------------------------------------------------------
Life of class              418.16  388.41  130.51  127.51   65.45   59.64
Annual average              29.63   28.42   24.29   23.87   27.24   25.08
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/96

                               Standard & Poor's  Russell       Consumer
                                  500 Index     Index 2000     Price Index
------------------------------------------------------------------------------
6 months                           11.68%         5.56%          1.21%
------------------------------------------------------------------------------
1 year                              22.95        16.49           3.32
------------------------------------------------------------------------------
5 years                            102.89       106.80          15.01
Annual average                      15.19        15.63           2.84
------------------------------------------------------------------------------
Life of class A                    174.50       189.23          20.52
Annual average                      17.28        18.25           2.99
------------------------------------------------------------------------------
Life of class B                     84.49        72.92          10.83
Annual average                      17.30        15.34           2.71
------------------------------------------------------------------------------
Life of class M                     71.59        53.66           5.94
Annual average                      29.54        22.86           2.80
------------------------------------------------------------------------------

Footnote reads:
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/96

                               Class A   Class B    Class M
------------------------------------------------------------------------------
 Distributions (number)          1          1          1
------------------------------------------------------------------------------
 Income                         --         --         --
------------------------------------------------------------------------------
 Capital gains
------------------------------------------------------------------------------
 Long-term                   0.319      0.319      0.319
------------------------------------------------------------------------------
 Short-term                     --         --         --
------------------------------------------------------------------------------
   Total                    $0.319     $0.319     $0.319
------------------------------------------------------------------------------
 Share value:            NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
 6/30/96              $42.99  $45.61  $41.96  $42.66  $44.21
------------------------------------------------------------------------------
 12/31/96              40.64   43.12   39.52   40.23   41.69
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.



COMPARATIVE BENCHMARKS

Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. This index is widely regarded in the industry as the premiere measure of the small capitalization stock. Since the fund's holdings consist largely of mid-sized equity securities and smaller allocations to small- and large-cap stocks, it is Putnam Management's opinion that this index is a more appropriate benchmark than the Standard & Poor's 500 Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
December 31, 1996 (Unaudited)

COMMON STOCKS  (96.6%) *
NUMBER OF SHARES                                                                                    VALUE

Advertising  (0.8%)
---------------------------------------------------------------------------------------------------------
     1,150,000   Lamar Advertising Co. +                                                   $   27,887,500
     1,650,000   Outdoor Systems, Inc. +                                                       46,406,250
       750,000   Universal Outdoor Holdings, Inc. +                                            17,625,000
                                                                                           --------------
                                                                                               91,918,750

Aerospace and Defense  (0.5%)
---------------------------------------------------------------------------------------------------------
       565,000   Boeing Co.                                                                    60,101,875

Apparel  (1.3%)
---------------------------------------------------------------------------------------------------------
       443,700   Nautica Enterprises, Inc. +                                                   11,203,425
       830,700   Nike, Inc.                                                                    49,634,325
       793,700   Tommy Hilfiger Corp. +                                                        38,097,600
     1,950,000   Wolverine World Wide, Inc.                                                    56,550,000
                                                                                           --------------
                                                                                              155,485,350

Broadcasting  (3.8%)
---------------------------------------------------------------------------------------------------------
       900,000   Chancellor Broadcasting Corp. Class A +                                       21,375,000
     3,405,000   Clear Channel Communications, Inc. +                                         123,005,625
       157,000   Cox Radio, Inc. Class A +                                                      2,747,500
     1,090,000   Emmis Broadcasting Corp. Class A +                                            35,697,500
     1,000,010   Evergreen Media Corp. Class A +                                               25,000,250
       645,900   Heartland Wireless Communications, Inc. +                                      8,477,438
     1,197,900   Infinity Broadcasting Corp. Class A +                                         40,279,388
     1,010,000   Jacor Communications, Inc. +                                                  27,648,750
       900,000   LIN Television Corp. +                                                        38,025,000
       600,000   SFX Broadcasting, Inc. Class A +                                              17,850,000
     1,123,600   Sinclair Broadcast Group, Inc. Class A +                                      29,213,600
       825,400   Univision Communications Inc. Class A +                                       30,539,800
     1,425,000   Westwood One, Inc. +                                                          23,690,625
       799,800   Young Broadcasting Corp. Class A +                                            23,394,150
                                                                                           --------------
                                                                                              446,944,626

Building Products  (0.2%)
---------------------------------------------------------------------------------------------------------
     1,000,000   Barnett, Inc. +                                                               27,250,000

Business Services  (7.1%)
---------------------------------------------------------------------------------------------------------
     1,172,300   Affiliated Computer Services, Inc. Class A +                                  34,875,925
     3,100,000   Airgas, Inc. +                                                                68,200,000
       550,000   APAC Teleservices, Inc. +                                                     21,106,250
     1,675,000   Corestaff, Inc. +                                                             39,676,563
     3,410,000   Corporate Express, Inc. +                                                    100,381,875
     1,350,000   Employee Solutions, Inc. +                                                    27,675,000
     3,615,000   First Data Corp.                                                             131,947,500
     1,400,000   Global DirectMail Corp. +                                                     61,075,000
       800,000   Interim Services Inc. +                                                       28,400,000
       691,350   Labor Ready, Inc. +                                                            9,333,225
       505,500   NOVA Corp./Georgia +                                                          11,184,188
     1,500,000   Paychex, Inc.                                                                 77,156,250
     1,054,000   PMT Svcs., Inc. +                                                             18,445,000
        23,300   Precision Response Corp. +                                                       818,413
    14,500,000   Rentokil Group Ord. PLC (United Kingdom)                                     108,977,360
     2,200,000   Robert Half International, Inc. +                                             75,625,000
       560,100   Select Appointments Holdings PLC ADR
                   (United Kingdom) +                                                           6,441,150
       103,100   Snyder Communications Inc. +                                                   2,783,700
       800,000   TeleTech Holdings Inc. +                                                      20,800,000
                                                                                           --------------
                                                                                              844,902,399

Cable Television  (--%)
---------------------------------------------------------------------------------------------------------
       701,866   Century Communications Corp. Class A +                                         3,991,863

Chemicals  (0.7%)
---------------------------------------------------------------------------------------------------------
     1,795,000   Praxair, Inc.                                                                 82,794,375

Computer Services  (3.2%)
---------------------------------------------------------------------------------------------------------
     3,200,000   America Online, Inc. +                                                       106,400,000
     1,750,000   Cambridge Technology Partners, Inc. +                                         58,734,375
     1,052,900   CBT Group PLC ADR (Ireland) +                                                 57,119,825
     1,500,000   Computer Horizons Corp. +                                                     57,750,000
       700,000   National Tech. Team, Inc. +                                                   14,000,000
       181,683   Renaissance Solutions, Inc. +                                                  8,130,314
       300,000   Sykes Enterprises, Inc. +                                                     11,250,000
     1,880,000   Vanstar Corp. +                                                               46,060,000
       369,400   Whittman-Hart, Inc. +                                                          9,465,875
       233,600   XLConnect Solutions Inc. +                                                     6,716,000
                                                                                           --------------
                                                                                              375,626,389

Computer Software  (11.2%)
---------------------------------------------------------------------------------------------------------
     2,050,000   Baan Co., N.V. (Netherlands) +                                                71,237,500
       889,600   CCC Information Services Group +                                              14,233,600
       633,800   Clarify, Inc. +                                                               30,422,400
     3,960,000   Computer Associates Intl., Inc.                                              197,010,000
       375,000   Documentum, Inc. +                                                            12,656,250
     2,060,000   Electronic Arts, Inc. +                                                       61,671,250
       500,000   Forte Software, Inc. +                                                        16,375,000
     1,250,000   Inso Corp. +                                                                  49,687,500
       930,000   Legato Systems, Inc. +                                                        30,341,250
     1,800,000   McAfee Associates, Inc.                                                       79,200,000
     1,687,400   Microsoft Corp. +                                                            139,421,425
     2,900,000   Parametric Technology Corp. +                                                148,987,500
     1,619,000   PeopleSoft, Inc. +                                                            77,610,813
       700,000   Project Software & Development, Inc. +                                        29,662,500
     1,200,000   Rational Software Corp. +                                                     47,475,000
       529,100   Remedy Corp. +                                                                28,439,125
       680,700   Saville Systems Ireland PLC ADR (Ireland) +                                   27,653,438
     1,772,000   Security Dynamics Technologies, Inc. +                                        55,818,000
       380,800   Sapient Corp. +                                                               16,041,200
     2,175,000   Synopsys, Inc. +                                                             100,593,750
     1,279,700   Learning Co. Inc. (The) +                                                     18,395,688
     1,400,000   Vantive Corp. +                                                               43,750,000
       558,000   Viasoft, Inc. +                                                               26,365,500
                                                                                           --------------
                                                                                            1,323,048,689

Computer Peripherals  (1.3%)
---------------------------------------------------------------------------------------------------------
     4,647,200   EMC Corp. +                                                                  153,938,500

Consumer Products  (2.1%)
---------------------------------------------------------------------------------------------------------
       353,000   Clorox Co.                                                                    35,432,375
     1,040,000   Gillette Co.                                                                  80,860,000
       841,200   Kimberly-Clark Corp.                                                          80,124,300
       465,000   Procter & Gamble Co.                                                          49,987,500
                                                                                           --------------
                                                                                              246,404,175

Consumer Services  (0.1%)
---------------------------------------------------------------------------------------------------------
       811,600   Thermolase Corp. +                                                            12,782,700

Cosmetics  (0.4%)
---------------------------------------------------------------------------------------------------------
       747,000   Avon Products, Inc.                                                           42,672,375

Education  (0.6%)
---------------------------------------------------------------------------------------------------------
       990,100   Apollo Group, Inc. Class A +                                                  33,106,469
     1,139,850   Learning Tree International, Inc. +                                           33,625,575
                                                                                           --------------
                                                                                               66,732,044

Electric Equipment  (0.2%)
---------------------------------------------------------------------------------------------------------
     1,000,000   Cognex Corp. +                                                                18,500,000

Electric Utilities  (0.5%)
---------------------------------------------------------------------------------------------------------
     1,800,000   Calenergy, Inc. +                                                             60,525,000

Electronics and Electrical Equipment  (0.9%)
---------------------------------------------------------------------------------------------------------
     1,035,000   General Electric Co.                                                         102,335,625

Energy-Related  (0.3%)
---------------------------------------------------------------------------------------------------------
     1,000,000   Thermo Electron Corp. +                                                       41,250,000

Environmental Control  (0.4%)
---------------------------------------------------------------------------------------------------------
     1,334,000   U.S. Filter Corp. +                                                           42,354,500

Finance  (1.4%)
---------------------------------------------------------------------------------------------------------
     1,129,000   American Express Co.                                                          63,788,500
     1,487,000   Federal National Mortgage Association                                         55,390,750
     1,041,850   TCF Financial Corp.                                                           45,320,475
                                                                                           --------------
                                                                                              164,499,725

Financial Services  (2.0%)
---------------------------------------------------------------------------------------------------------
     1,175,035   Aames Financial Corp.                                                         42,154,381
     1,000,000   Finova Group, Inc.                                                            64,250,000
       750,000   First USA Paymentech, Inc. +                                                  25,406,250
     1,050,000   MBNA Corp.                                                                    87,150,000
     1,000,000   RAC Financial Group, Inc. +                                                   21,125,000
                                                                                           --------------
                                                                                              240,085,631

Food and Beverages  (1.5%)
---------------------------------------------------------------------------------------------------------
       849,000   Campbell Soup Co.                                                             68,132,250
     1,614,500   Coca-Cola Enterprises, Inc.                                                   78,303,250
       465,000   Pioneer Hi-Bred International, Inc.                                           32,550,000
                                                                                           --------------
                                                                                              178,985,500

Funeral/Cemetery Services  (1.9%)
---------------------------------------------------------------------------------------------------------
     1,206,500   Loewen Group, Inc.                                                            47,204,313
     2,650,000   Service Corp. International                                                   74,200,000
     2,900,000   Stewart Enterprises, Inc. Class A                                             98,600,000
                                                                                           --------------
                                                                                              220,004,313

Health Care Services  (5.6%)
---------------------------------------------------------------------------------------------------------
       850,000   ABR Information Services, Inc. +                                              33,468,750
       486,400   Access Health, Inc. +                                                         21,766,400
     1,250,000   American Medical Response +                                                   40,625,000
     1,800,000   Cardinal Health, Inc.                                                        104,850,000
       755,000   Carematrix Corp. +                                                             9,909,375
       810,000   Emcare Holdings, Inc. +                                                       18,832,500
     2,100,000   Genesis Health Ventures, Inc. +                                               65,362,500
     4,496,435   Healthsouth Rehabilitation Corp. +                                           173,674,802
     1,410,000   Renal Treatment Centers, Inc. +                                               35,955,000
       850,000   Rotech Medical Corp. +                                                        17,850,000
     1,100,000   Sunrise Assisted Living, Inc. +                                               30,662,500
       750,000   Total Renal Care Holdings, Inc. +                                             27,187,500
       509,500   Vencor, Inc. +                                                                16,112,938
     2,500,000   Vivra, Inc. +                                                                 69,062,500
                                                                                           --------------
                                                                                              665,319,765

HMOs  (0.2%)
---------------------------------------------------------------------------------------------------------
       699,600   Compdent Corp. +                                                              24,660,900

Hospital Management  (1.0%)
---------------------------------------------------------------------------------------------------------
     5,500,000   Health Management Assoc., Inc. +                                             123,750,000

Insurance  (1.6%)
---------------------------------------------------------------------------------------------------------
       519,000   American International Group, Inc.                                            56,181,750
       643,250   CRA Managed Care, Inc. +                                                      28,946,250
     1,800,000   HCC Insurance Holdings, Inc.                                                  43,200,000
     1,298,933   Travelers Group Inc.                                                          58,939,085
                                                                                           --------------
                                                                                              187,267,085

Leisure  (0.2%)
---------------------------------------------------------------------------------------------------------
       650,000   Signature Resorts, Inc. +                                                     22,912,500

Lodging  (4.4%)
---------------------------------------------------------------------------------------------------------
     1,830,000   Doubletree Corp. +                                                            82,350,000
     2,451,000   Extended Stay America, Inc. +                                                 49,326,375
     3,800,000   HFS, Inc. +                                                                  227,050,000
     1,064,500   Marriott International, Inc.                                                  58,813,625
     2,057,000   Prime Hospitality Corp. +                                                     33,169,125
     1,575,500   Promus Hotel Corp. +                                                          46,674,188
       362,700   Renaissance Hotel Group N.V. (Hong Kong) +                                     8,523,450
       842,750   Studio Plus Hotels, Inc. +                                                    13,273,313
                                                                                           --------------
                                                                                              519,180,076

Medical Computer Services  (1.5%)
---------------------------------------------------------------------------------------------------------
     2,340,000   HBO & Co.                                                                    138,937,500
     1,061,920   Medic Computer Systems, Inc.                                                  42,808,650
                                                                                           --------------
                                                                                              181,746,150

Medical Management Services  (1.5%)
---------------------------------------------------------------------------------------------------------
       258,400   NCS HealthCare, Inc. Class A +                                                 7,525,900
     1,130,000   OccuSystems, Inc. +                                                           30,510,000
     1,038,600   Pediatrix Medical Group, Inc. +                                               38,428,200
     1,939,100   Phycor, Inc. +                                                                55,021,963
       966,900   Phymatrix, Inc. +                                                             13,778,325
     1,850,000   Physician Reliance Network, Inc. +                                            14,337,500
     1,200,000   Physicians Resource Group, Inc. +                                             21,300,000
                                                                                           --------------
                                                                                              180,901,888

Medical Supplies and Devices  (4.1%)
---------------------------------------------------------------------------------------------------------
     2,450,700   Boston Scientific Corp. +                                                    147,042,000
       400,000   Endosonics Corp. +                                                             6,100,000
     1,050,000   I-Stat Corp. +                                                                24,937,500
     1,700,000   IDEXX Laboratories, Inc. +                                                    61,200,000
       950,000   Medtronic, Inc.                                                               64,600,000
       800,000   Neuromedical Systems, Inc. +                                                  10,600,000
     2,575,000   Omnicare, Inc.                                                                82,721,875
     2,200,000   Physician Sales & Service, Inc. +                                             31,625,000
       675,000   Spine-Tech, Inc. +                                                            16,875,000
     1,235,000   Thermo Cardiosystems, Inc. +                                                  37,050,000
                                                                                           --------------
                                                                                              482,751,375

Networking Equipment  (5.7%)
---------------------------------------------------------------------------------------------------------
     1,125,000   Ascend Communications, Inc. +                                                 69,890,625
     1,000,000   Bay Networks Inc. +                                                           20,875,000
       265,500   Black Box Corp. +                                                             10,951,875
     3,450,000   Cabletron Systems, Inc. +                                                    114,712,500
     2,444,000   Cascade Communications Corp. +                                               134,725,500
     3,561,400   Cisco Systems, Inc. +                                                        226,594,075
       752,000   3Com Corp. +                                                                  55,178,000
     1,300,000   Shiva Corp. +                                                                 45,337,500
                                                                                           --------------
                                                                                              678,265,075

Nursing Homes  (0.6%)
---------------------------------------------------------------------------------------------------------
     2,400,000   Health Care & Retirement Corp. +                                              68,700,000

Office Equipment and Products  (0.8%)
---------------------------------------------------------------------------------------------------------
     1,500,000   BT Office Products International, Inc. +                                      13,312,500
     3,100,000   Viking Office Products, Inc. +                                                82,731,250
                                                                                           --------------
                                                                                               96,043,750

Oil and Gas  (0.6%)
---------------------------------------------------------------------------------------------------------
       654,000   Schlumberger Ltd.                                                             65,318,250

Pharmaceuticals and Biotechnology  (5.6%)
---------------------------------------------------------------------------------------------------------
     1,667,000   Abbott Laboratories                                                           84,600,250
     1,250,000   Biochem Pharmaceutical, Inc. +                                                62,812,500
     1,006,800   Dura Pharmaceuticals, Inc.                                                    48,074,700
     4,000,000   Elan Corp. PLC ADR (Ireland) +                                               133,000,000
     1,725,000   Gilead Sciences, Inc. +                                                       43,125,000
       505,000   Martek Biosciences Corp. +                                                    10,100,000
     1,583,000   Merck & Co., Inc.                                                            125,452,750
       194,100   Neurogen Corp. +                                                               3,736,425
       350,000   Parexel International Corp. +                                                 18,068,750
     1,498,000   Pfizer, Inc.                                                                 124,146,750
       182,900   Quintiles Transnational Corp. +                                               12,117,125
                                                                                           --------------
                                                                                              665,234,250

Photography  (0.5%)
---------------------------------------------------------------------------------------------------------
       772,000   Eastman Kodak Co.                                                             61,953,000

Publishing  (1.0%)
---------------------------------------------------------------------------------------------------------
       747,000   Gannett Co., Inc.                                                             55,931,625
       179,300   Mecklermedia Corp. +                                                           3,541,175
       748,000   Tribune Co.                                                                   58,998,500
                                                                                           --------------
                                                                                              118,471,300

Restaurants  (2.4%)
---------------------------------------------------------------------------------------------------------
     1,500,000   Applebee's International, Inc.                                                41,250,000
     2,950,000   Boston Chicken, Inc. +                                                       105,831,250
     1,937,747   J.D. Wetherspoon PLC (United Kingdom)                                         38,813,844
     1,525,000   Landry's Seafood Restaurants, Inc. +                                          32,596,875
     1,317,850   Papa Johns International, Inc. +                                              44,477,438
     1,000,000   Rainforest Cafe, Inc. +                                                       23,500,000
                                                                                           --------------
                                                                                              286,469,407

Retail  (5.2%)
---------------------------------------------------------------------------------------------------------
     3,850,000   Bed Bath & Beyond, Inc. +                                                     93,362,500
       811,625   Boise Cascade Office Products +                                               17,044,125
       123,700   Borders Group, Inc. +                                                          4,437,738
     3,000,000   CompUSA, Inc. +                                                               61,875,000
     1,037,000   CVS Corp.                                                                     42,905,875
     3,050,000   Dixons Group PLC (United Kingdom)                                             28,327,180
     1,696,000   Federated Department Stores +                                                 57,876,000
     4,825,000   Officemax, Inc. +                                                             51,265,625
     2,000,000   Revco D.S., Inc. +                                                            74,000,000
     1,219,000   Sears, Roebuck & Co.                                                          56,226,375
     3,150,000   Staples, Inc. +                                                               56,896,875
     1,468,000   TJX Cos., Inc. (The)                                                          69,546,500
                                                                                           --------------
                                                                                              613,763,793

Satellite Services  (0.4%)
---------------------------------------------------------------------------------------------------------
     1,923,600   PanAmSat Corp. +                                                              53,860,800

Semiconductors  (3.7%)
---------------------------------------------------------------------------------------------------------
     1,700,000   Analog Devices Inc. +                                                         57,587,500
     1,150,000   Credence Systems Corp. +                                                      23,143,750
       906,000   Intel Corp.                                                                  118,629,375
     1,500,000   Linear Technology Corp.                                                       65,812,500
     1,550,000   Maxim Integrated Products Inc. +                                              67,037,500
       384,300   Microchip Technology, Inc. +                                                  19,551,263
       661,000   Texas Instruments, Inc.                                                       42,138,750
     1,350,000   Xilinx, Inc. +                                                                49,696,875
                                                                                           --------------
                                                                                              443,597,513

Specialty Consumer Products  (0.2%)
---------------------------------------------------------------------------------------------------------
       557,000   Central Garden and Pet Co. +                                                  11,731,813
       455,000   West Marine, Inc. +                                                           12,853,750
                                                                                           --------------
                                                                                               24,585,563

Telecommunication Equipment  (2.3%)
---------------------------------------------------------------------------------------------------------
     1,063,400   Brooks Fiber Properties, Inc. +                                               27,116,700
       336,000   Diana Corp. +                                                                  9,240,000
     2,900,000   Pairgain Technologies, Inc. +                                                 88,268,750
       750,000   Premisys Communications, Inc. +                                               25,312,500
     3,250,000   Tellabs, Inc. +                                                              122,281,250
                                                                                           --------------
                                                                                              272,219,200

Telephone Services  (3.7%)
---------------------------------------------------------------------------------------------------------
     1,000,000   Intermedia Communications, Inc. +                                             25,750,000
     1,200,000   IXC Communications, Inc. +                                                    36,900,000
       727,000   LCI International, Inc. +                                                     15,630,500
     1,500,000   McLeod, Inc. Class A +                                                        38,250,000
     1,770,114   MFS Communications Company, Inc. +                                            96,471,213
     1,570,000   Sprint Corp.                                                                  62,603,750
     2,150,000   Tel-Save Holdings, Inc. +                                                     62,350,000
     3,690,875   WorldCom, Inc. +                                                              96,193,430
                                                                                           --------------
                                                                                              434,148,893

Wireless Communications  (1.4%)
---------------------------------------------------------------------------------------------------------
     1,400,000   Clearnet Communications Inc. Class A (Canada) +                               15,400,000
       733,800   ICG Communications, Inc. +                                                    12,933,225
     3,830,000   NEXTEL Communications, Inc. Class A +                                         50,029,375
       820,600   Omnipoint Corp. +                                                             15,796,550
     4,700,000   Paging Network, Inc. +                                                        71,675,000
       432,700   Preferred Networks, Inc. +                                                     2,812,550
        89,500   Western Wireless Corp. Class A +                                               1,241,813
                                                                                           --------------
                                                                                              169,888,513
                                                                                           --------------
                 Total Common Stocks   (cost $9,740,449,222)                              $11,444,143,450

CONVERTIBLE PREFERRED STOCKS (-%) * (cost $3,340,000)
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
        66,800   Vanstar Fin. Trust 144A $3.375 cv. pfd.                                  $     3,456,900

SHORT-TERM INVESTMENTS  (3.8%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
$   25,000,000   American Home Products Corp. for an effective
                   yield of 5.6%, February 11, 1997                                       $    24,840,556
    15,000,000   Bellsouth Telecomm Inc. for an effective
                   yield of 5.3%, February 4, 1997                                             14,924,917
    15,000,000   Ciesco L.P. for an effective yield of 5.3%,
                   February 12, 1997                                                           14,907,250
    10,000,000   Ciesco L.P. for an effective yield of 5.3%,
                   January 30, 1997                                                             9,957,306
    40,000,000   Federal Home Loan Mortgage Corp. for an effective
                   yield of 5.55%, January 24, 1997                                            39,858,166
    30,000,000   Federal Home Loan Mortgage Corp. for an effective
                   yield of 5.22%, January 2, 1997                                             29,996,265
    15,000,000   Federal Home Loan Mortgage Corp. for an effective
                   yield of 5.21%, February 12, 1997                                           14,908,825
    30,000,000   Federal National Mortgage Association for an effective
                   yield of 5 1/4%, March 17, 1997                                             29,671,875
    25,000,000   Federal National Mortgage Association for an effective
                   yield of 5.24%, January 28, 1997                                            24,901,750
    20,000,000   Ford Motor Credit Corp. for an effective yield of 5.29%,
                   February 27, 1997                                                           19,832,483
    25,000,000   Merrill Lynch & Co Inc. for an effective yield of 5.36%,
                   February 7, 1997                                                            24,862,278
    40,000,000   Merrill Lynch & Co Inc. for an effective yield of 5.35%,
                   January 21, 1997                                                            39,881,111
    25,000,000   Metlife Funding, Inc., for an effective yield of 5.3%,
                   January 14, 1997                                                            24,952,153
    20,000,000   National Rural Utilities Cooperative Finance Corp.
                   for an effective yield of 5.3%, January 10, 1997                            19,973,500
    30,000,000   Sheffield Receivables Corp. for an effective yield of
                   5.33%, January 16, 1997                                                     29,933,375
    85,245,000   Interest in $624,569,000 joint repurchase agreement
                   dated December 31, 1996, with S.B.C. Warburg Inc.,
                   due January 2, 1997, with respect to various
                   U.S. Treasury obligations -- maturing value of
                   $85,276,967 for an effective yield of 6.75%                                 85,260,983
                                                                                           --------------
                 Total Short-Term Investments (cost $448,662,178)                         $   448,662,793
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $10,192,451,400) ***                             $11,896,263,143
---------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $11,842,858,069.

*** The aggregate identified cost on a tax basis is $10,208,077,720, resulting in gross unrealized appreciation and depreciation of $2,240,557,739 and $552,372,316, respectively, or net unrealized appreciation of $1,688,185,423.

+   Non-income-producing security.

    144A after the name of a security represents those exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    ADR or ADS after the name of a foreign holding stands for American Depository Receipts and American
    Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statments.





Statement of assets and liabilities
December 31, 1996 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $10,192,451,400) (Note 1)                                         $ 11,896,263,143
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 4,289,743
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   61,231,038
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           36,249,187
---------------------------------------------------------------------------------------------------
Total assets                                                                         11,998,033,111

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                             68,643
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       178,892
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         91,927,734
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               33,448,436
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             14,739,402
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                3,573,973
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                69,648
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 15,041
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    8,776,596
---------------------------------------------------------------------------------------------------
Payable for organization expenses                                                            23,788
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                    2,352,889
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       155,175,042
---------------------------------------------------------------------------------------------------
Net assets                                                                          $11,842,858,069

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $ 10,272,439,901
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (46,112,379)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                  (87,283,043)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          1,703,813,590
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $11,842,858,069

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($5,965,441,233 divided by 146,799,281 shares)                                               $40.64
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $40.64)*                                      $43.12
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($5,437,231,861 divided by 137,595,349 shares)**                                             $39.52
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($287,471,992 divided by 7,146,600 shares)                                                   $40.23
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $40.23)*                                      $41.69
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($152,712,983 divided by 3,733,441 shares)                                                   $40.90
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1996 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                            $   17,910,023
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $62,600)                                                9,302,317
--------------------------------------------------------------------------------------------------
Total investment income                                                                 27,212,340

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        27,049,679
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          11,537,237
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                          119,882
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            31,302
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    6,740,208
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   24,455,076
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      948,215
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    503,215
--------------------------------------------------------------------------------------------------
Registration fees                                                                          964,445
--------------------------------------------------------------------------------------------------
Auditing                                                                                    87,213
--------------------------------------------------------------------------------------------------
Legal                                                                                      112,350
--------------------------------------------------------------------------------------------------
Postage                                                                                  1,425,566
--------------------------------------------------------------------------------------------------
Other                                                                                      979,684
--------------------------------------------------------------------------------------------------
Total expenses                                                                          74,954,072
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (1,654,597)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            73,299,475
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    (46,087,135)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (71,583,904)
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 13,136
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                         1,479
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                          (379,520,362)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                               (451,089,651)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $(497,176,786)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                  Six months ended         Year ended
                                                                                       December 31            June 30
                                                                                              1996*              1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $   (46,087,135)   $   (43,790,952)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                                      (71,570,768)         90,705,125
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies                                                     (379,518,883)      1,532,698,538
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                             (497,176,786)      1,579,612,711
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (45,603,411)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                            (42,751,343)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                             (2,227,397)                --
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (1,177,889)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    3,095,177,761       5,361,199,461
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         2,506,240,935       6,940,812,172
----------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  9,336,617,134       2,395,804,962
----------------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $46,112,379 and $25,244, respectively)                                     $11,842,858,069      $9,336,617,134
----------------------------------------------------------------------------------------------------------------------
* Unaudited.

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                                                              For the period
                                                                        Six months                             July 19,1994
                                                                           ended                             (commencement of
                                                                        December 31           Year ended      operations) to
                                                                        (unaudited)            June 30            June 30
                                                                            1996                 1996               1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                               Class Y
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $43.21               $29.66               $22.59
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.09)                (.11)(e)             (.04)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             (1.90)               13.66                 7.31
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            (1.99)               13.55                 7.27
---------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.32)                  --                 (.15)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains                                                --                   --                 (.04)
---------------------------------------------------------------------------------------------------------------------------
Return of capital                                                              --                   --                 (.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.32)                  --                 (.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $40.90               $43.21               $29.66
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(c)                           (4.60)*              45.68                32.42*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $152,713             $118,640              $24,538
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(d)                                .40*                 .86                  .83*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (.13)*               (.29)                (.26)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      32.10*               36.61                56.99
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (f)                                          $0.0495
---------------------------------------------------------------------------------------------------------------------------
See page 27 for Notes to Financial Highlights


Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                                                 For the period
                                                                         Six months                             December 1,1994
                                                                            ended                               (commencement of
                                                                         December 31                               operations)
                                                                        (unaudited)                                to June 30
                                                                            1996                1996                   1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                       Class M
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $42.66               $29.51               $24.72
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.17)                (.40)(e)             (.05)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             (1.94)               13.55                 5.04
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            (2.11)               13.15                 4.99
---------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.32)                  --                 (.15)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains                                                --                   --                 (.04)
---------------------------------------------------------------------------------------------------------------------------
Return of capital                                                              --                   --                 (.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.32)                  --                 (.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $40.23               $42.66               $29.51
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(c)                           (4.95)*              44.56                20.40*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $287,472             $210,404              $16,011
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(d)                                .78*                1.64                  .94*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (.51)*              (1.06)                (.53)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      32.10*               36.61                56.99
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (f)                                          $0.0495
---------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)


                                                                       Six months
                                                                          ended
                                                                       December 31
                                                                       (unaudited)                  Year ended June 30
---------------------------------------------------------------------------------------------------------------------------
                                                                           1996                 1996                 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                          Class B                                   Class B
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $41.96               $29.09               $21.68
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.19)                (.48)(e)             (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             (1.93)               13.35                 7.84
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            (2.12)               12.87                 7.61
---------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.32)                  --                 (.15)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains                                                --                   --                 (.04)
---------------------------------------------------------------------------------------------------------------------------
Return of capital                                                              --                   --                 (.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.32)                  --                 (.20)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $39.52               $41.96               $29.09
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(c)                           (5.07)*              44.24                35.34
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $5,437,232           $4,254,962           $1,013,379
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(d)                                .91*                1.87                 1.87
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (.63)*              (1.30)               (1.30)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      32.10*               36.61                56.99
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (f)                                          $0.0495
---------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                         For the period
                                                                                          March 1,1993            Six months
                                                                                         (commencement of           ended
                                                                     Year ended            operations) to         December 31
                                                                       June 30                 June 30            (unaudited)
                                                                         1994                   1993                1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                            Class B
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.80               $17.76               $42.99
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.11)                (.05)                (.12)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.44                 3.09                (1.91)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.33                 3.04                (2.03)
---------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.45)                  --                 (.32)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains                                                --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Return of capital                                                              --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.45)                  --                 (.32)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $21.68               $20.80               $40.64
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%) (c)                           6.18                17.12*               (4.72)*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $333,738              $15,698           $5,965,441
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(d)                               2.04                  .67*                 .53*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                      (1.55)                (.57)*               (.26)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      52.76                93.59                32.10*
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (f)                                                                                    $0.0495
---------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                          Year ended June 30
                                                                             1996                 1995                 1994
---------------------------------------------------------------------------------------------------------------------------
                                                                                               Class A
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.58               $21.88               $20.83
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.21)(e)             (.12)                (.06)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             13.62                 8.02                 1.56
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            13.41                 7.90                 1.50
---------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                          --                 (.15)                (.45)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gains                                                --                 (.04)                  --
---------------------------------------------------------------------------------------------------------------------------
Return of capital                                                              --                 (.01)                  --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            --                 (.20)                (.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $42.99               $29.58               $21.88
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%) (c)                          45.34                36.36                 7.00
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $4,752,611           $1,341,877             $648,787
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(d)                               1.11                 1.13                 1.23
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (.54)                (.55)                (.82)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      36.61                56.99                52.76
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (f)
---------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                Year ended June 30
------------------------------------------------------------------------------------------------------
                                                                             1993                 1992
------------------------------------------------------------------------------------------------------
                                                                                    Class A
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $14.50               $11.56
------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------
Net investment loss                                                          (.12)                (.02)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              6.77                 3.33(a)
------------------------------------------------------------------------------------------------------
Total from investment operations                                             6.65                 3.31
------------------------------------------------------------------------------------------------------
Less distributions to shareholders:
------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.32)                (.37)
------------------------------------------------------------------------------------------------------
In excess of net realized gains                                                --                   --
------------------------------------------------------------------------------------------------------
Return of capital                                                              --                   --
------------------------------------------------------------------------------------------------------
Total distributions                                                          (.32)                (.37)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $20.83               $14.50
------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(c)                           46.12                28.85
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $318,426             $141,206
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(d)                               1.31                 1.64
------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)                       (.98)                (.91)
------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      93.59               116.04(b)
------------------------------------------------------------------------------------------------------
Average commission rate paid (f)
------------------------------------------------------------------------------------------------------

* Not annualized.

(a) The amount shown is a balancing figure and does not accord with the net loss on investments which excludes the unrealized appreciation acquired from Putnam Information Sciences Trust.

(b) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Information
    Sciences Trust.

(c) Total investment return assumes dividend reinvestment and does not reflect the efect of sales charges.

(d) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(e) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(f) Average commission rate paid on security trades si required for fiscal periods beginning on or after
    September 1, 1995.




Notes to financial statements
December 31, 1996 (Unaudited)

Note 1
Significant accounting policies

Putnam New Opportunities Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing principally in common stocks of companies in sectors of the economy which, in the judgement of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. possess above-average, long-term growth potential.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50 % and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% of any amount over $21.5 billion.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the funds investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At December 31, 1996, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.

Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended December 31, 1996, fund expenses were reduced by $1,654,597 under expense offset arrangements with PFTC and broker service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $7,860 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the period ended December 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $7,590,812 and $282,314 from the sale of class A and class M shares, respectively and $3,506,932 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended December 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received $98,148 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $6,616,297,115 and $3,204,443,036, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                       Six months ended
                                       December 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      71,992,359   $2,981,069,069
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,060,965       42,820,556
------------------------------------------------------------
                                 73,053,324    3,023,889,625

Shares
repurchased                     (36,809,052)  (1,521,130,991)
------------------------------------------------------------
Net increase                     36,244,272   $1,502,758,634
------------------------------------------------------------

                                           Year ended
                                         June 30, 1996
------------------------------------------------------------
Class A                              Shares          Amount
------------------------------------------------------------
Shares sold                     108,115,547   $4,157,515,940
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                108,115,547    4,157,515,940

Shares
repurchased                     (42,919,318)  (1,604,367,366)
------------------------------------------------------------
Net increase                     65,196,229   $2,553,148,574
------------------------------------------------------------

                                        Six months ended
                                        December 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      46,951,031   $1,891,304,905
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       942,861       37,016,697
------------------------------------------------------------
                                 47,893,892    1,928,321,602

Shares
repurchased                     (11,699,279)    (467,894,563)
------------------------------------------------------------
Net increase                     36,194,613   $1,460,427,039
------------------------------------------------------------

                                            Year ended
                                         June 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      79,329,108   $3,030,302,256
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 79,329,108    3,030,302,256

Shares
repurchased                     (12,759,527)    (468,230,792)
------------------------------------------------------------
Net increase                     66,569,581   $2,562,071,464
------------------------------------------------------------

                                        Six months ended
                                        December 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,950,417     $120,996,443
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        50,699        2,025,443
------------------------------------------------------------
                                  3,001,116      122,991,886

Shares
repurchased                        (787,183)     (32,052,614)
------------------------------------------------------------
Net increase                      2,213,933     $ 90,939,272
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,924,723     $193,394,190
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  4,924,723      193,394,190

Shares
repurchased                        (534,648)     (20,478,335)
------------------------------------------------------------
Net increase                      4,390,075     $172,915,855
------------------------------------------------------------

                                         Six months ended
                                        December 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,458,190     $ 60,640,912
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        29,005        1,177,889
------------------------------------------------------------
                                  1,487,195       61,818,801

Shares
repurchased                        (499,713)     (20,765,985)
------------------------------------------------------------
Net increase                        987,482     $ 41,052,816
------------------------------------------------------------

                                            Year ended
                                          June 30, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,245,795     $ 85,569,219
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  2,245,795       85,569,219

Shares
repurchased                        (327,162)     (12,505,651)
------------------------------------------------------------
Net increase                      1,918,633     $ 73,063,568
------------------------------------------------------------



Note 5
Transactions with Certain Companies

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:


                                                Purchases             Sales      Dividend
Name of Affiliate                                    Cost              Cost        Income      Market Value
-------------------------------            --------------    -------------- --------------   --------------
ABR Information Services                      $19,346,341                                       $33,468,750
Aames FInancial Corp.                          56,474,293                         $57,152        42,154,381
Alternative Resource Corp.                      2,379,062       $23,669,473
American Medical Response                       7,763,245                                        40,625,000
Apple South Inc.                                4,113,000        38,822,312
Barnett, Inc.                                     552,709                                        27,250,000
Bed, Bath & Beyond, Inc.                       14,780,824                                        93,362,500
CGM Information Services, Inc.                                   14,702,039
CRA Managed Care, Inc.                         30,884,281                                        28,946,250
Cambridge Technology
Partners, Inc.                                                    3,237,525                      58,734,375
Centennial Cellular Corp.                                        18,586,280
Chancellor Broadcasting Corp.
Class A                                         2,292,298                                        21,375,000
Clearnet Communications, Inc.
Class A                                         3,635,812                                        15,400,000
Compudent Corp.                                                                                  24,660,900
Computer Horizons Corp.                         5,698,498                                        57,750,000
Core Staff, Inc.                                8,690,505                                        39,676,563
Diana Corp.                                     1,321,077                                         9,240,000
Doubletree Corp.                               17,168,541                                        82,350,000
Emcare Holdings, Inc.                           9,016,636         1,821,018                      18,832,500
Emeritus Corp.                                  2,798,775        13,570,171
Emmis Broadcasting, Corp.
Class A                                         9,376,937                                        35,697,500
Genesis Health Ventures, Inc.                  15,572,650                                        65,362,500
Gilead Sciences, Inc.                           2,536,641                                        43,125,000
Glenayre Technologies, Inc.                    14,314,661        82,252,848
HCC Insurance Holdings, Inc.                    7,898,388                         102,500        43,200,000
Health Management
Associates, Inc.                               29,855,614                                       123,750,000
Health Care & Retirement
Corp.                                           8,942,373                                        68,700,000
Heartland Wireless
Communications, Inc.                            4,878,951        10,003,325                       8,477,438
I-Stat Corp.                                    5,105,660                                        24,937,500
Inso Corp.                                     11,862,363                                        49,687,500
Intermedia Communications, Inc.                 2,345,756                                        25,750,000
Labor Ready, Inc.                              12,951,114                                         9,333,225
Landry's Seafood Restaurants                    3,750,917                                        32,596,875
Learning Company, Inc. (The)                    2,560,864        29,262,835                      18,395,688
Learning Tree International, Inc.              25,806,050                                        33,625,575
Legato Systems, Inc.                                                                             30,341,250
Mecklermedia Corp.                                                8,114,760                       3,541,175
Mentor Corp. Minn                                                31,788,270        64,290
Occusystems, Inc.                              11,601,732                                        30,510,000
Olympic Financial Ltd.                         30,379,230        65,154,889
P-Com Inc.                                      6,755,435        20,036,517
Panamsat Corp.                                 55,273,146                                        53,860,600
Pairgain Technologies, Inc.                                       2,055,097                      88,268,750
Papa Johns Intl,. Inc.                          3,159,375         3,615,896                      44,477,438
Pediatrix Medical Group, Inc.                  23,326,541                                        38,428,200
Phymatrix, Inc.                                   900,335         4,186,452                      13,778,325
Physicians Resource Group, Inc.                20,420,050        12,429,493                      21,300,000
Physician Sales & Services, Inc.               46,689,276                                        31,625,000
Prime Hospitality Corp.                        26,777,644                                        33,169,125
Project Software &
Development, Inc.                              10,593,018                                        29,662,500
Rainforest Cafe, Inc.                          11,023,060         4,237,000                      23,500,000
Renal Treatment Centers., Inc.                  3,466,990                                        35,955,000
Renaissance Hotel Group N.V.                    6,355,000        30,673,659                       8,523,450
Rio Casino & Hotel, Inc.                                         14,671,092
Security Dynamics
Technologies, Inc.                             10,361,242                                        55,818,000
SFX Broadcasting, Inc. Class A                                                                   17,850,000
Softkey International, Inc.                    10,949,384
Spine-Tech, Inc.                               17,872,564                                        16,875,000
Stewart Enterprises, Inc.
Class A                                        28,698,808                          88,190        98,600,000
Studio Plus Hotels, Inc.                                          2,119,761                      13,273,313
Sunrise Assisted Living, Inc.                   7,649,410                                        30,662,500
Synopsys, Inc.                                 34,447,320                                       100,593,750
Tel-Save Holdings, Inc.                         7,949,476                                        62,350,000
Unison Software, Inc.                                            10,142,458
Vantive Corp.                                                                                    43,750,000
Vivra, Inc.                                     6,433,895                                        69,062,500
Wolverine World Wide, Inc.                     18,712,366                          32,000        56,550,000
Young Broadcasting Corp.
Class A                                         8,133,908           126,275                      23,394,150
-----------------------------------------------------------------------------------------------------------
  Totals                                     $752,604,041      $445,279,445      $344,132    $2,252,185,046
-----------------------------------------------------------------------------------------------------------




Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Daniel L. Miller
Vice President and Fund Manager

Carol C. McMullen
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

30602-852/358/983/526   2/97



PUTNAM INVESTMENTS                                               [LOGO]
-----------------------------------------------------------------------
Putnam New Opportunities Fund
Supplement to Semiannual Report dated December 31, 1996

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------
Total return:                                   NAV

Six months ended 12/31/96                     -4.60%
One year ended 12/31/96                       11.14
Life of class (since 7/19/94)                 84.04
Annual average                                28.14
-----------------------------------------------------------------------
Share value:                                    NAV

6/30/96                                      $43.21
12/31/96                                      40.90
-----------------------------------------------------------------------

Distributions:     No.     Income      Capital gains        Total
                    1       $0.00            $0..319       $0.319
-----------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.